Events After The Reporting Period	12 Months Ended
Dec. 31, 2019
Disclosure of Events After The Balance Sheet Date [Abstract]
Events After The Reporting Period
42	EVENTS AFTER THE REPORTING PERIOD

(1)	Impact of COVID-19
January 2020 witnessed an outbreak of
COVID-19,
and China is set to take its toll on the Chinese economy. The Group was also significantly affected by the
COVID-19,
such that the market demand for, and the prices of, the Company’s oil and gas products have declined, and the operation and management of oil and gas industrial chain became more complicated and difficult. The Group actively set up an anti-COVID-19
steering team to arrange in time for various steps to be taken in response, safeguarding the health of its employees in addition to safe and well-ordered production and operation, broadening sources of income and reducing expenditure as well as cutting costs and enhancing efficiency, controlling the capital expenditures and costs, optimizing debt settlement structure, actively promoting price promotion, and accelerating the development of domestic natural gas business, thus trying to minimize the loss arising therefrom and ensure sustainable business development in the long run. As of the issuance date of these financial statements, there is still significant uncertainty about the short-term and long-term adverse effects of the COVID-19 pandemic on the global and Chinese economy and financial markets, as such, we cannot reasonably estimate the short-term or long-term impact of the COVID-19 on the business operation and financial performance of the Group.

(2)	Short-term readjustment of natural gas price
On February 22, 2020, NDRC issued the Notice on Interim Reduction of Gas Cost for
Non-resident
 Use to Support Resumption of Work and Production (Fa Gai Jia Ge [2020] No. 257) (
《關於階段性降低非居民用氣成本支持企業復工複產的通知》（發改價格〔
2020
〕
257
號）
) (the “Notice”) pursuant to which, to act on the government’s guideline in respect of proper coordination of anti-COVID-19
 efforts as well as economic and social development, the cost of non-resident
 use of gas will be lowered in the short term. Starting from the date thereof to June 30, 2020, off-season
 price policies shall be implemented in advance for the city gate prices of natural gas for non-resident
 use, greater price discounts shall be provided to industries, such as chemical fertilizers, which are deeply affected by the
COVID-19,
 and the
end-user
 prices of natural gas should reduce timely. The sales revenue and profits of natural gas sales of our Group will be affected to certain extent, however, we will go on optimizing our production and operation and pushing ahead sustainable and high-quality business development.

(3)	The price of international crude oil fell sharply
Since the beginning of March 2020, due to unfavorable outlook of the world economy affected by the
COVID-19
and oversupply of crude oil in the global market, international crude oil prices have fallen sharply. The decline in international crude oil prices has adversely affected the Group’s sales revenue and profits, the Group actively takes measures to deal with the risks of crude oil price fluctuations, and strives to maintain stable and healthy development of production and operations.
.